RULE 497 FILING

On behalf of Goldman Sachs Multi-Manager Global Equity Fund and the Goldman Sachs Multi-Manager Real Assets Strategy Fund (the “Funds”), each a series of Goldman Sachs Trust II, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) (Accession No. 0001193125-15-194931) on May 20, 2015, which is incorporated by reference into this Rule 497 Filing.